SELECTED STATEMENTS OF INCOME DATA (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total costs	$ 7,916	$ 7,269	$ 5,667
Less - capitalized software costs	(4,969)	(5,222)	(3,595)
Research and development, net	$ 2,947	$ 2,047	$ 2,072